CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.1%
COMMUNICATION SERVICES - 3.1%
Interactive Media & Services - 1.5%
Meta Platforms Inc., Class A Shares	75,000	$21,523,500	*

Wireless Telecommunication Services - 1.6%
T-Mobile US Inc.	170,000	23,613,000	*

TOTAL COMMUNICATION SERVICES		45,136,500

CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 2.7%
Airbnb Inc., Class A Shares	60,000	7,689,600	*
Bloomin’ Brands Inc.	700,000	18,823,000
Six Flags Entertainment Corp.	500,000	12,990,000	*

Total Hotels, Restaurants & Leisure		39,502,600

Household Durables - 1.0%
Sony Group Corp., ADR	150,000	13,506,000

Specialty Retail - 4.1%
AutoZone Inc.	6,000	14,960,160	*
Lithia Motors Inc.	45,000	13,684,950
Murphy USA Inc.	100,000	31,111,000

Total Specialty Retail		59,756,110

TOTAL CONSUMER DISCRETIONARY		112,764,710

CONSUMER STAPLES - 2.4%
Personal Care Products - 2.4%
Coty Inc., Class A Shares	1,500,000	18,435,000	*
Haleon PLC, ADR	2,000,000	16,760,000

TOTAL CONSUMER STAPLES		35,195,000

ENERGY - 12.8%
Energy Equipment & Services - 3.7%
Atlas Energy Solutions Inc., Class A Shares	410,000	7,117,600
Baker Hughes Co.	800,000	25,288,000
Noble Corp. PLC	525,000	21,687,750	*

Total Energy Equipment & Services		54,093,350

Oil, Gas & Consumable Fuels - 9.1%
APA Corp.	625,000	21,356,250
EQT Corp.	650,000	26,734,500
Hess Corp.	120,000	16,314,000
Pioneer Natural Resources Co.	75,000	15,538,500

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2023 Quarterly Report	1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
Suncor Energy Inc.	900,000	$26,388,000
TotalEnergies SE, ADR	450,000	25,938,000

Total Oil, Gas & Consumable Fuels		132,269,250

TOTAL ENERGY		186,362,600

FINANCIALS - 19.1%
Banks - 3.8%
M&T Bank Corp.	135,000	16,707,600
Wells Fargo & Co.	900,000	38,412,000

Total Banks		55,119,600

Consumer Finance - 3.1%
Capital One Financial Corp.	150,000	16,405,500
OneMain Holdings Inc.	650,000	28,398,500

Total Consumer Finance		44,804,000

Financial Services - 6.9%
Block Inc.	260,000	17,308,200	*
Equitable Holdings Inc.	625,000	16,975,000
Euronet Worldwide Inc.	125,000	14,671,250	*
Fiserv Inc.	275,000	34,691,250	*
MGIC Investment Corp.	1,100,000	17,369,000

Total Financial Services		101,014,700

Insurance - 4.3%
American International Group Inc.	700,000	40,278,000
Fairfax Financial Holdings Ltd.	28,968	21,694,112

Total Insurance		61,972,112

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp.	1,500,000	15,195,000

TOTAL FINANCIALS		278,105,412

HEALTH CARE - 12.1%
Biotechnology - 3.4%
AbbVie Inc.	230,000	30,987,900
Gilead Sciences Inc.	240,000	18,496,800

Total Biotechnology		49,484,700

Health Care Equipment & Supplies - 1.4%
Medtronic PLC	225,000	19,822,500

Health Care Providers & Services - 3.3%
CVS Health Corp.	340,000	23,504,200
UnitedHealth Group Inc.	50,000	24,032,000

Total Health Care Providers & Services		47,536,200

See Notes to Schedule of Investments.

2	ClearBridge All Cap Value Fund 2023 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.0%
Johnson & Johnson	200,000	$33,104,000
Pfizer Inc.	700,000	25,676,000

Total Pharmaceuticals		58,780,000

TOTAL HEALTH CARE		175,623,400

INDUSTRIALS - 12.6%
Aerospace & Defense - 2.1%
Airbus SE	125,000	18,072,718	(a)
BWX Technologies Inc.	180,000	12,882,600

Total Aerospace & Defense		30,955,318

Building Products - 1.2%
Johnson Controls International PLC	250,000	17,035,000

Commercial Services & Supplies - 1.1%
Clean Harbors Inc.	100,000	16,443,000	*

Construction & Engineering - 1.6%
Quanta Services Inc.	120,000	23,574,000

Electrical Equipment - 1.9%
Eaton Corp. PLC	90,000	18,099,000
Sensata Technologies Holding PLC	210,000	9,447,900

Total Electrical Equipment		27,546,900

Ground Transportation - 1.0%
Canadian Pacific Kansas City Ltd.	190,000	15,346,300

Machinery - 1.4%
CNH Industrial NV	750,000	10,800,000
Hillman Solutions Corp.	1,000,000	9,010,000	*

Total Machinery		19,810,000

Passenger Airlines - 1.5%
Alaska Air Group Inc.	400,000	21,272,000	*

Trading Companies & Distributors - 0.8%
GATX Corp.	90,000	11,586,600

TOTAL INDUSTRIALS		183,569,118

INFORMATION TECHNOLOGY - 10.1%
Electronic Equipment, Instruments & Components - 1.0%
Zebra Technologies Corp., Class A Shares	50,000	14,791,500	*

Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials Inc.	70,000	10,117,800
Marvell Technology Inc.	350,000	20,923,000
Micron Technology Inc.	400,000	25,244,000
SMART Global Holdings Inc.	280,000	8,122,800	*

Total Semiconductors & Semiconductor Equipment		64,407,600

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2023 Quarterly Report	3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - 4.6%
Black Knight Inc.	125,000	$7,466,250	*
Gen Digital Inc.	900,000	16,695,000
NCR Corp.	400,000	10,080,000	*
Oracle Corp.	275,000	32,749,750

Total Software		66,991,000

TOTAL INFORMATION TECHNOLOGY		146,190,100

MATERIALS - 8.0%
Chemicals - 3.3%
Air Liquide SA	104,500	18,740,515	(a)
Corteva Inc.	350,000	20,055,000
Olin Corp.	170,000	8,736,300

Total Chemicals		47,531,815

Construction Materials - 1.9%
Vulcan Materials Co.	125,000	28,180,000

Metals & Mining - 2.8%
Freeport-McMoRan Inc.	750,000	30,000,000
Wheaton Precious Metals Corp.	250,000	10,805,000

Total Metals & Mining		40,805,000

TOTAL MATERIALS		116,516,815

REAL ESTATE - 1.1%
Residential REITs - 1.1%
American Homes 4 Rent, Class A Shares	450,000	15,952,500

UTILITIES - 7.0%
Electric Utilities - 3.1%
Constellation Energy Corp.	224,999	20,598,658
Exelon Corp.	600,000	24,444,000

Total Electric Utilities		45,042,658

Independent Power and Renewable Electricity Producers - 3.2%
AES Corp.	1,100,000	22,803,000
Vistra Corp.	900,000	23,625,000

Total Independent Power and Renewable Electricity Producers		46,428,000

Multi-Utilities - 0.7%
DTE Energy Co.	85,000	9,351,700

TOTAL UTILITIES		100,822,358

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,091,647,042)		1,396,238,513

See Notes to Schedule of Investments.

4	ClearBridge All Cap Value Fund 2023 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.028%	40,697,239	$40,697,239	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.058%	17,441,674	17,441,674

TOTAL SHORT-TERM INVESTMENTS (Cost - $58,138,913)			58,138,913

TOTAL INVESTMENTS - 100.1% (Cost - $1,149,785,955)			1,454,377,426
Liabilities in Excess of Other Assets - (0.1)%			(1,007,116)

TOTAL NET ASSETS - 100.0%			$1,453,370,310

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1). (b) Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $17,441,674 and the cost was $17,441,674 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6

Notes to Schedule of Investments (unaudited) (cont’d)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$165,496,400	$18,072,718	—	$183,569,118
Materials	97,776,300	18,740,515	—	116,516,815
Other Common Stocks	1,096,152,580	—	—	1,096,152,580

Total Long-Term Investments	1,359,425,280	36,813,233	—	1,396,238,513

Short-Term Investments†	58,138,913	—	—	58,138,913

Total Investments	$1,417,564,193	$36,813,233	—	$1,454,377,426

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2023. The following transactions were effected in such company for the period ended June 30, 2023.

	Affiliate Value at September 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,642,698	$45,681,045	45,681,045	$32,882,069	32,882,069	—	$196,671	—	$17,441,674

8